Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions			6 Months Ended
	Mar. 04, 2021	Feb. 25, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Proceed from the sale of shares	$ 69.0	$ 18.0
American Depositary Share [Member]
Disclosure of classes of share capital [line items]
Proceed from the sale of shares			$ 97.0	$ 0.0